Restatements (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Mar. 31, 2017
CURRENT ASSETS
Accounts receivable, net of allowance of $87	$ 96			$ 520				$ 2,617
Prepaid expenses and other current assets	420			900				242
Current assets held for sale				23				645
Total current assets	622			1,687				7,234
NON-CURRENT ASSETS
Property and equipment, net	608			824				2,619
Intangible assets, net	3,223							1,545
Non-current assets held for sale - (Note 2)								1,023
Other assets	25			27				26
Total non-current assets	3,856			851				5,213
TOTAL ASSETS	4,478			2,538				12,447
CURRENT LIABILITIES
Accounts payable	368			1,416				2,350
Accrued liabilities	774			828				1,080
Note payable	2,435			1,350
Warrant derivative liabilities	3,759			3,104				3,694
Current portion of long-term debt								500
Current liabilities held for sale -				34				43
Total current liabilities	7,739			6,732				7,667
NON-CURRENT LIABILITIES
COMMITMENTS AND CONTINGENCIES
Total liabilities	7,739			6,732				7,667
STOCKHOLDERS' EQUITY (DEFICIT) (Numbers of shares rounded to thousands)
Preferred stock, $0.001 par value; 5,000 shares authorized; none issued
Common stock, $0.001 par value; 100,000 shares authorized, 52,571 shares issued and 51,986 shares outstanding as of March 31, 2019 and 49,468 shares issued and 48,923 outstanding as of March 31, 2018	69			53				49
Additional paid-in-capital	125,681			113,310				108,585
Accumulated deficit	(127,340)			(115,886)				(102,236)
Treasury stock, at cost	(1,671)			(1,671)				(1,618)
Total stockholders' equity (deficit)	(3,303)	$ (1,873)	$ (2,022)	(4,194)	$ 27	$ 1,911	$ 2,617	4,780	$ 11,487
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY (DEFICIT)	$ 4,478			$ 2,538				12,447
As Reported [Member]
CURRENT ASSETS
Cash ($265 pledged as collateral for credit)					846			3,730
Accounts receivable, net of allowance of $87					1,245			2,617
Prepaid expenses and other current assets					207			242
Current assets held for sale					617			645
Total current assets					2,915			7,234
NON-CURRENT ASSETS
Property and equipment, net					2,132			2,619
Intangible assets, net					1,130			1,545
Non-current assets held for sale - (Note 2)					820			1,023
Other assets					27			26
Total non-current assets					4,109			5,213
TOTAL ASSETS					7,024			12,447
CURRENT LIABILITIES
Accounts payable					1,427			2,350
Accrued liabilities					919			1,080
Note payable					1,000
Warrant derivative liabilities
Current portion of long-term debt								500
Current liabilities held for sale -					10			43
Total current liabilities					3,356			3,973
NON-CURRENT LIABILITIES
Long-term debt, net of current portion
Long-term debt, net of current portion - related party
COMMITMENTS AND CONTINGENCIES
Total liabilities					3,356			3,973
STOCKHOLDERS' EQUITY (DEFICIT) (Numbers of shares rounded to thousands)
Preferred stock, $0.001 par value; 5,000 shares authorized; none issued
Common stock, $0.001 par value; 100,000 shares authorized, 52,571 shares issued and 51,986 shares outstanding as of March 31, 2019 and 49,468 shares issued and 48,923 outstanding as of March 31, 2018					53			49
Additional paid-in-capital					129,550			122,424
Accumulated deficit					(124,264)			(112,381)
Treasury stock, at cost					(1,671)			(1,618)
Total stockholders' equity (deficit)					3,668			8,474
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY (DEFICIT)					7,024			12,447
Restatement Adjustment [Member]
CURRENT ASSETS
Cash ($265 pledged as collateral for credit)
Accounts receivable, net of allowance of $87
Prepaid expenses and other current assets
Current assets held for sale
Total current assets
NON-CURRENT ASSETS
Property and equipment, net
Intangible assets, net
Non-current assets held for sale - (Note 2)
Other assets
Total non-current assets
TOTAL ASSETS
CURRENT LIABILITIES
Accounts payable
Accrued liabilities
Note payable
Warrant derivative liabilities					3,641			3,694
Current portion of long-term debt
Current liabilities held for sale -
Total current liabilities					3,641			3,694
NON-CURRENT LIABILITIES
Long-term debt, net of current portion
Long-term debt, net of current portion - related party
COMMITMENTS AND CONTINGENCIES
Total liabilities					3,641			3,694
STOCKHOLDERS' EQUITY (DEFICIT) (Numbers of shares rounded to thousands)
Preferred stock, $0.001 par value; 5,000 shares authorized; none issued
Common stock, $0.001 par value; 100,000 shares authorized, 52,571 shares issued and 51,986 shares outstanding as of March 31, 2019 and 49,468 shares issued and 48,923 outstanding as of March 31, 2018
Additional paid-in-capital					(16,409)			(13,839)
Accumulated deficit					12,768			10,145
Treasury stock, at cost
Total stockholders' equity (deficit)					(3,641)			(3,694)
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY (DEFICIT)
As Restated [Member]
CURRENT ASSETS
Cash ($265 pledged as collateral for credit)					846			3,730
Accounts receivable, net of allowance of $87					1,245			2,617
Prepaid expenses and other current assets					207			242
Current assets held for sale					617			645
Total current assets					2,915			7,234
NON-CURRENT ASSETS
Property and equipment, net					2,132			2,619
Intangible assets, net					1,130			1,545
Non-current assets held for sale - (Note 2)					820			1,023
Other assets					27			26
Total non-current assets					4,109			5,213
TOTAL ASSETS					7,024			12,447
CURRENT LIABILITIES
Accounts payable					1,427			2,350
Accrued liabilities					919			1,080
Note payable					1,000
Warrant derivative liabilities					3,641			3,694
Current portion of long-term debt								500
Current liabilities held for sale -					10			43
Total current liabilities					3,356			7,667
NON-CURRENT LIABILITIES
Total liabilities					6,997			7,667
STOCKHOLDERS' EQUITY (DEFICIT) (Numbers of shares rounded to thousands)
Preferred stock, $0.001 par value; 5,000 shares authorized; none issued
Common stock, $0.001 par value; 100,000 shares authorized, 52,571 shares issued and 51,986 shares outstanding as of March 31, 2019 and 49,468 shares issued and 48,923 outstanding as of March 31, 2018					53			49
Additional paid-in-capital					113,141			108,585
Accumulated deficit					(111,496)			(102,236)
Treasury stock, at cost					(1,671)			(1,618)
Total stockholders' equity (deficit)					27			4,780
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY (DEFICIT)					$ 7,024			$ 12,447